Business Combination_Summarizes The Consideration Paid For Business Combination And The Fair Value Of Assets Acquired Liabilities Assumed(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Oct. 09, 2017 KRW (₩)	May 19, 2017 KRW (₩) ₩ / shares
Recognized amounts of identifiable assets acquired and liabilities assumed
Gains on bargain purchase		₩ 122,986,000,000	$ 115,218	₩ 628,614,000,000	₩ 0
KB Insurance Co., Ltd.
Disclosure Of Business Combinations Line Items [Line Items]
Name of acquiree		KB Insurance Co., Ltd	KB Insurance Co., Ltd
Date of acquisition		May 19, 2017	May 19, 2017
Percentage of voting equity interests acquired							94.30%
Percentage Of Voting Equity Interests Before Acquired							39.81%
Description Of How Acquirer Obtained Control Of Acquiree		the Group acquired 36,237,649 shares out of all outstanding shares of KB Insurance Co., Ltd., and this share acquisition increased the Group’s ownership of KB Insurance Co., Ltd. from 39.81% to 94.30%. Therefore, KB Insurance Co., Ltd. became a subsidiary to the Group. The main purpose of the business combination is to improve competitiveness of non-banking business by maximizing the operational synergy with subsidiaries in non-banking businesses.	the Group acquired 36,237,649 shares out of all outstanding shares of KB Insurance Co., Ltd., and this share acquisition increased the Group’s ownership of KB Insurance Co., Ltd. from 39.81% to 94.30%. Therefore, KB Insurance Co., Ltd. became a subsidiary to the Group. The main purpose of the business combination is to improve competitiveness of non-banking business by maximizing the operational synergy with subsidiaries in non-banking businesses.
Acquisitiondate Fair Value Of Total Consideration Transferred Abstract [Abstract]
Fair value of existing holdings at the time of stock exchange							₩ 1,425,743,000,000
Equity securities(=36,237,649 shares X 33,000)							₩ 1,195,842,000,000
Number Of Instruments Or Interests Issued Or Issuable | ₩ / shares							36,237,649
Share Price Of Instruments Or Interests Issued Or Issuable		3300000.00%	3300000.00%
Total consideration transferred							₩ 2,621,585,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Non-controlling interests	[1]						170,044,000,000
Gains on bargain purchase		₩ 122,986,000,000
Explanation Of Amount Of Any Gain Recognised And Line Item In Statement Of Comprehensive Income In Which Gain Is Recognised In Bargain Purchase		As a result of the business combination, there was a gain on the bargain purchase and the Group recognized it as other non-operating income in the consolidated statement of comprehensive income.	As a result of the business combination, there was a gain on the bargain purchase and the Group recognized it as other non-operating income in the consolidated statement of comprehensive income.
Gain Loss Recognised As Result Of Remeasuring To Fair Value Equity Interest In Acquiree Held By Acquirer Before Business Combination		₩ (1,806,000,000)
Description Of Nature And Financial Effect Of Business Combinations During Period		After the acquisition date, operating income and net income of KB Insurance Co., Ltd. were ₩500,691 million and ₩330,286 million, respectively.	After the acquisition date, operating income and net income of KB Insurance Co., Ltd. were ₩500,691 million and ₩330,286 million, respectively.
Operating income (expense) after acquisition date		₩ 500,691,000,000
Profit (loss) of acquiree since acquisition date		₩ 330,286,000,000
Additional Information About Nature And Financial Effect Of Business Combination		If KB Insurance Co., Ltd. had been consolidated from the beginning of the current period, the operating profit and profit for the period of the Group would be ₩622,123 million and ₩430,190 million, respectively, in the consolidated statement of comprehensive income.	If KB Insurance Co., Ltd. had been consolidated from the beginning of the current period, the operating profit and profit for the period of the Group would be ₩622,123 million and ₩430,190 million, respectively, in the consolidated statement of comprehensive income.
Operating income (expense) of combined entity as if combination occurred at beginning of period		₩ 622,123,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period		₩ 430,190,000,000
KB Insurance Co., Ltd. | Other Assets Member [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Total identifiable net assets							30,335,093,000,000
KB Insurance Co., Ltd. | Cash and due from financial institutions
Recognized amounts of identifiable assets acquired and liabilities assumed
Financial Assets Recognised As Of Acquisition Date							547,889,000,000
KB Insurance Co., Ltd. | Financial assets at fair value through profit or loss
Recognized amounts of identifiable assets acquired and liabilities assumed
Financial Assets Recognised As Of Acquisition Date							1,095,668,000,000
KB Insurance Co., Ltd. | Available-for-sale financial assets
Recognized amounts of identifiable assets acquired and liabilities assumed
Financial Assets Recognised As Of Acquisition Date							9,186,062,000,000
KB Insurance Co., Ltd. | Held-to-maturity financial assets
Recognized amounts of identifiable assets acquired and liabilities assumed
Financial Assets Recognised As Of Acquisition Date							4,616,377,000,000
KB Insurance Co., Ltd. | Loans
Recognized amounts of identifiable assets acquired and liabilities assumed
Financial Assets Recognised As Of Acquisition Date							6,604,530,000,000
KB Insurance Co., Ltd. | Other receivables
Recognized amounts of identifiable assets acquired and liabilities assumed
Financial Assets Recognised As Of Acquisition Date							767,458,000,000
KB Insurance Co., Ltd. | Property plant and equipment(included Investment property)
Recognized amounts of identifiable assets acquired and liabilities assumed
Property plant and equipment(included Investment property)							895,141,000,000
KB Insurance Co., Ltd. | Intangible assets
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets							2,434,049,000,000
KB Insurance Co., Ltd. | Value of business acquired (VOBA)
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets	[2]						2,395,291,000,000
Description Of Valuation Techniques And Key Model Inputs Used For Determining Intangible Assets Measured At Fair Value	[2]	In accordance with IFRS 4, an indirect method using embedded value was applied in measurement of VOBA. In business combination or contract transfer, insurance liabilities and intangible assets are separately presented to recognize embedded value in financial statements. VOBA is a concept similar to present value of in force (PVIF) and Present value of future profits (PVFP or PVP). The intangible assets from embedded value is calculated through the actuarial model and cash flow that were originally used to calculate the embedded value.	In accordance with IFRS 4, an indirect method using embedded value was applied in measurement of VOBA. In business combination or contract transfer, insurance liabilities and intangible assets are separately presented to recognize embedded value in financial statements. VOBA is a concept similar to present value of in force (PVIF) and Present value of future profits (PVFP or PVP). The intangible assets from embedded value is calculated through the actuarial model and cash flow that were originally used to calculate the embedded value.
KB Insurance Co., Ltd. | Others
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets	[3]						38,758,000,000
Description Of Details Of Other Intangible Assets Recognised As Of Acquisition Date	[3]	Memberships and other intangible assets were previously held by KB Insurance Co., Ltd.	Memberships and other intangible assets were previously held by KB Insurance Co., Ltd.
KB Insurance Co., Ltd. | Other assets
Recognized amounts of identifiable assets acquired and liabilities assumed
Other assets							4,187,919,000,000
KB Insurance Co., Ltd. | Other Liabilities Member [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Total identifiable net assets							(27,420,478,000,000)
KB Insurance Co., Ltd. | Insurance contract liabilities
Recognized amounts of identifiable assets acquired and liabilities assumed
Insurance contract liabilities							22,889,439,000,000
KB Insurance Co., Ltd. | Financial liabilities
Recognized amounts of identifiable assets acquired and liabilities assumed
Financial liabilities							625,850,000,000
KB Insurance Co., Ltd. | Other liabilities
Recognized amounts of identifiable assets acquired and liabilities assumed
Other liabilities							3,905,189,000,000
KB Insurance Co., Ltd. | Total identifiable net assets
Recognized amounts of identifiable assets acquired and liabilities assumed
Total identifiable net assets							₩ 2,914,615,000,000
Maritime Securities Incorpoation
Disclosure Of Business Combinations Line Items [Line Items]
Name of acquiree		MARITIME SECURITIES INCORPORATION	MARITIME SECURITIES INCORPORATION
Date of acquisition		Oct. 09, 2017	Oct. 09, 2017
Percentage of voting equity interests acquired						99.40%
Acquisitiondate Fair Value Of Total Consideration Transferred Abstract [Abstract]
Total consideration transferred						₩ 38,479,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Total identifiable net assets						25,539,000,000
Non-controlling interests						₩ 152,000,000
good will		₩ 13,092,000,000
Explanation Of Gain Or Loss That Relates To Identifiable Assets Acquired Or Liabilities Assumed In Business Combination		The transfer price paid by the group was ₩38,479 million, and recognized goodwill of ₩ 13,092 million by recognizing the net asset and non-controlling interest of ₩ 25,539 million and ₩ 152 million, respectively.	The transfer price paid by the group was ₩38,479 million, and recognized goodwill of ₩ 13,092 million by recognizing the net asset and non-controlling interest of ₩ 25,539 million and ₩ 152 million, respectively.
Description Of Nature And Financial Effect Of Business Combinations During Period		There are no operating income or profit for the period incurred and recognized in the consolidated statement of profit or loss after the acquisition date.	There are no operating income or profit for the period incurred and recognized in the consolidated statement of profit or loss after the acquisition date.

[1]	Measured at the proportionate share of KB Insurance Co., Ltd.’s net assets applies only to instruments that represent present ownership interests.
[2]	In accordance with IFRS 4, an indirect method using embedded value was applied in measurement of VOBA. In business combination or contract transfer, insurance liabilities and intangible assets are separately presented to recognize embedded value in financial statements. VOBA is a concept similar to present value of in force (PVIF) and Present value of future profits (PVFP or PVP). The intangible assets from embedded value is calculated through the actuarial model and cash flow that were originally used to calculate the embedded value.
[3]	Memberships and other intangible assets were previously held by KB Insurance Co., Ltd.